BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee contribution limit per calendar year (as a percent of pre-tax earnings, up to statutory limit)	50.00%
Employer contribution limit per calendar year (as a percent of compensation, up to statutory limit)	3.00%
Employer contribution per dollar employee contributes up to contribution limit	50.00%	50.00%	50.00%
United States
Defined Contribution Plan Disclosure
Employer matching contributions during period	$ 2.1	$ 1.6	$ 1.2
All Other Countries
Defined Contribution Plan Disclosure
Employer matching contributions during period	$ 2.0	$ 2.1	$ 2.3